SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Jimi [Member]
Related Party Transaction [Line Items]
Due from related parties, current		¥ 495	¥ 1,134
Due to related parties, current		125	125
Other [Member]
Related Party Transaction [Line Items]
Due from related parties, current		167	227
Due to related parties, current		247	338
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties, current	$ 91	662	1,361
Due to related parties, current	$ 225	1,645	3,535
Jibi [Member]
Related Party Transaction [Line Items]
Due to related parties, current		671	809
Small Ye Group [Member]
Related Party Transaction [Line Items]
Due to related parties, current		602	691
Bixin [Member]
Related Party Transaction [Line Items]
Due to related parties, current			1,132
Yunnong [Member]
Related Party Transaction [Line Items]
Due to related parties, current			351
Weixin [Member]
Related Party Transaction [Line Items]
Due to related parties, current			¥ 89